Sale-Leasebacks of Real Estate	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Sale-Leasebacks of Real Estate	Sale-Leasebacks of Real Estate
The Company has a series of leases accounted for as failed sale-leaseback financing obligations associated with long-lived real estate assets. These obligations are further detailed in the table below as of December 31, 2025 and 2024.

December 31, 2025				December 31, 2024
Facilities	Maturity	Interest Rate	Balance	Facilities	Maturity	Interest Rate	Balance
(In thousands, except percentages)
1 warehouse – 2010	7/2030	10.34%	$15,089	1 warehouse – 2010	7/2030	10.34%	$15,872
1 facility - 2007 (Agro)	7/2031	10%	22,540	3 facilities - 2007 (Agro)	7/2031	10%	58,359
1 facility - 2013 (Agro)	12/2033	10%	4,723	1 facility - 2013 (Agro)	12/2033	10%	4,770
Total sale-leaseback financing obligations			$42,352				$79,001
In connection with an acquisition completed in 2010, the Company assumed sale-leaseback agreements for 11 warehouses originally entered into in 2007 and accounted for them as failed sale leasebacks prospectively. During the year ended December 31, 2024, the Company purchased the 11 aforementioned warehouses. Total cash outflows related to these purchases of $191.0 million are included within “Termination of sale-leaseback financing obligations” on the Consolidated Statements of Cash Flows for the year ended December 31, 2024. These purchases resulted in the recognition of a $115.1 million loss recognized within “Loss on debt extinguishment and termination of derivative instruments” on the Consolidated Statements of Operations for the year ended December 31, 2024.
In September 2010, the Company entered into a transaction by which it assigned to an unrelated third party its fixed price “in the money” purchase option of $18.3 million on a warehouse it was leasing in Ontario, California. The purchase option was exercised in September 2010, and the Company simultaneously entered into a new 20-year lease agreement with the new owner and received $1.0 million of consideration to use towards warehouse improvements. Under the terms of the new lease agreement, the Company will exercise control over the asset for more than 90% of the asset’s remaining useful life, and it has a purchase option within the last six months of the initial lease term at 95% of the fair market value as of the date such option is exercised. The transaction was accounted for as a financing obligation.
In connection with the acquisition of Agro Merchants Group (“Agro”) in December of 2020, the Company assumed four sale-leaseback facilities. Agro completed a sale-leaseback transaction for three of its warehouse facilities in 2007 that were accounted for as financing obligations. The initial term of the agreement was 20 years and was amended in 2011 to extend the term to 2031. The rent payments increase every five years by the lesser of 125% of the cumulative increase in the Consumer Price Index (“CPI”) over the related five-year period or 9%. Agro also completed a sale-leaseback transaction for one of its warehouse facilities in 2013 that was accounted for as a financing obligation. The initial term of the agreement is 20 years and includes six extension options, each for five-years. The rent payments increase every five years by the lesser of the cumulative increase in CPI over the related five-year period or 12%. During the year ended December 31, 2025, the Company exited 2 facilities from the aforementioned Agro portfolio. These exits resulted in a $55.9 million loss, recognized within “Net loss (gain) from sale of real estate” on the Consolidated Statements of Operations for the year ended December 31, 2025.
As of December 31, 2025, future minimum lease payments, inclusive of certain obligations to be settled with the residual value of related long-lived assets upon expiration of the lease agreement, of the sale-leaseback financing obligations are as follows:

Years Ending December 31:	(In thousands)
2026	$7,075
2027	7,416
2028	7,539
2029	7,700
2030	14,541
Thereafter	15,924
Total minimum payments	60,195
Interest portion	(17,843)
Present value of net minimum payments	$42,352